UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
                                                     ---------

   Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                         55 East 59th Street, 10th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                           399 Park Avenue, 14th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 559-4999
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2009
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                         CITIGROUP ALTERNATIVE INVESTMENTS
                                      MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                              SCHEDULE OF INVESTMENTS
                                                 DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------

                                                                                                     % OF MEMBERS'
                                                                           COST        FAIR VALUE       CAPITAL
                                                                       ------------   ------------   -------------
INVESTMENTS IN INVESTMENT FUNDS
   DIRECTIONAL EQUITY
      Artha Emerging Markets Fund Ltd - b                              $ 19,281,470   $ 19,944,285        3.92%
      Frontpoint Onshore Healthcare Fund 2X LP - b                        5,011,339      6,396,250        1.26
      Horseman European Select Fund, Ltd - a                              9,000,000      7,054,150        1.39
      Meditor European Hedge Fund (B) Ltd. - a                            6,000,000      7,335,643        1.44
      Passport Global Strategies III LTD - f                                788,445        757,639        0.15
      Passport II LP - b                                                          -     12,009,155        2.36
      Sprott Offshore Fund II LTD Class B - a                            12,200,000      9,055,424        1.78
      Tiger Asia Overseas Fund LTD Class B Offshore Fund - b             10,000,000      7,434,046        1.46
                                                                       ------------   ------------      -------
         Total Directional Equity                                        62,281,254     69,986,592       13.76
                                                                       ------------   ------------      -------

   DIRECTIONAL MACRO
      Asset Management Offshore LTD - a                                  15,000,000     15,403,303        3.03
      Brevan Howard Fund Limited - a                                     10,933,478     11,756,607        2.31
      Drawbridge Global Macro Fund Ltd Side Pocket 5 - f                     45,752         44,606        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 6 - f                     25,480         34,069        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 4 - f                     82,332         58,565        0.01
      Drawbridge Global Macro Fund LTD SPV Assets - f                             -        223,584        0.04
      Drawbridge Global Macro Fund Ltd Side Pocket 7 - f                     18,759         32,164        0.01
      Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                  23,761         16,787        0.00
      Drawbridge Global Macro Fund Side Pocket 10 - f                         6,378          4,015        0.00
      Drawbridge Global Macro Side Pocket 11 - f                              6,259          5,599        0.00
      Drawbridge Global Macro Side Pocket 12 - f                            388,414        200,954        0.04
      Drawbridge Global Macro Fund Ltd. Side Pocket Reserve - f              54,639         54,645        0.01
      ESG Treasury Opp Portfolio LP - a                                   3,000,000      3,342,384        0.66
                                                                       ------------   ------------      -------
         Total Directional Macro                                         29,585,252     31,177,282        6.13
                                                                       ------------   ------------      -------

   RELATIVE VALUE
      Brigade Leveraged Capital Structures LP - b                         6,001,806      6,900,583        1.36
      Dundonald Fund I LP - b                                             4,400,000      8,539,398        1.68
      Gracie Credit Opportunities Fund LP - b                            11,000,000     11,928,707        2.35
      Nisswa Fixed Income Fund LP - b                                    38,500,000     47,758,539        9.39
      Perella Weinberg Partners Xerion Fund LP - b                       34,000,000     37,722,570        7.42
      Providence MBS Fund, LP - b                                        22,000,000     39,663,618        7.80
      Providence MBS Offshore Fund, LTD - b                               2,300,000     21,026,765        4.13
      SOLA 1 - d                                                         21,441,654     14,265,400        2.81
      Sola I Class L1 Master - d                                         13,558,346     15,787,224        3.10
      Sola I Management Fee Holdback - f                                    203,872        203,872        0.04
      Stratus Fund Ltd - Class C - a                                      3,300,000      8,370,038        1.65
      Stratus Feeder Fund LTD Class C - a                                11,511,640     13,929,397        2.74
      Stratus Fund LTD Double Lev Class C Side Pocket - f                   187,975        185,925        0.04
      Structured Service Holdings LP - a                                 23,358,508     53,821,377       10.57
      Structured Service Holdings LTD - a                                11,500,000     32,172,005        6.33
                                                                       ------------   ------------      -------
         Total Relative Value                                           203,263,801    312,275,418       61.41
                                                                       ------------   ------------      -------

                                         CITIGROUP ALTERNATIVE INVESTMENTS
                                      MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                              SCHEDULE OF INVESTMENTS
                                                 DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------

   EVENT DRIVEN
      Alden Global Distressed Opp Fund, LP - a                            9,000,000     10,101,600        1.99
      Ashmore Asian Recovery Fund Limited - b                             9,496,851      8,076,036        1.59
      Carrington Investment Partners ( US ) LP - b                       11,074,979      3,555,591        0.70
      CPIM Structured Credit Fund 1000 INC - b                            7,408,426      1,051,462        0.21
      CPIM Structured Credit Fund 1500 INC - c                            5,993,991        655,690        0.13
      Harbinger Capital Partners Offshore Fund I, LTD - b                15,760,206      7,938,927        1.56
      Harbinger Capital Partners Class L Holdings Series 2 - f              422,060      1,423,404        0.28
      Harbinger Capital Partners Class PE Holdings Series 1 - f           6,898,263      6,158,480        1.21
      Marathon Distressed Subprime Fund (Cayman) LTD Class A - b          5,000,000      4,943,450        0.97
      Marathon Special Opp Fund LTD SP 2 - f                              1,100,641        940,291        0.18
      Marathon Special Opp Ltd SP 4 - f                                     588,093        430,841        0.08
      Marathon Structured Finance Fund LTD - d                           14,907,887      8,874,681        1.75
      Marathon Special Opp Fund LTD Ser. 31 Dec 2008 - f                  1,104,524        973,125        0.19
      Marathon Special Opportunity Fund LTD SP6 - f                         276,235        241,343        0.05
      Pardus Special Opportunities Fund I LTD - b                        15,000,000      5,750,372        1.13
      Stark Investments Structured Finance Onshore Fund - d               9,442,105      7,668,605        1.51
      Taconic Offshore Fund 1.5 LTD - d                                  10,000,000     10,502,013        2.07
      Third Point Partners Qualified, LP - b                             21,250,000     23,071,091        4.54
      York Credit Opportunities Fund, LP - b                             16,500,000     17,759,681        3.49
      York Credit Opportunities Unit Trust - b                            5,000,000      6,012,174        1.17
                                                                       ------------   ------------      -------
         Total Event Driven                                             166,224,261    126,128,857       24.80
                                                                       ------------   ------------      -------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                  $461,354,568   $539,568,149      106.10

OTHER ASSETS, LESS LIABILITIES                                                         (31,022,720)      (6.10)
                                                                                      ------------      -------

MEMBERS' CAPITAL                                                                      $508,545,429      100.00%
                                                                                      ============      =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
--------------------------------------------------------------------------------

     1.  FAIR VALUE DISCLOSURES

         In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurement). The guidance establishes three levels of fair value as listed below.

         Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

         Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

         Level 3- Inputs that are unobservable.

         The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

         Effective January 1, 2009, the Company adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

         The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

         A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
--------------------------------------------------------------------------------

         The  inputs  or  methodology  used  for  valuing   securities  are  not
         necessarily an indication of the risk associated with investing in those securities.

         The following is a summary of the inputs used as of December 31, 2009, in valuing the Company's assets and liabilities carried at fair value:

                                                                  Level 2             Level 3
                                                 Level 1     Other Significant      Significant           Value at
Investment in Investment Funds                Quoted Prices  Observable Inputs  Unobservable Inputs  December 31, 2009
Directional Equity                                       -                  -           69,986,592         69,986,592

Directional Macro                                        -                  -           31,177,282         31,177,282

Relative Value                                           -                  -          312,275,418        312,275,418

Event Driven                                             -                  -          126,128,857        126,128,857

                                              -------------  -----------------  -------------------  -----------------
Total Investment in Investment Funds                     -                  -          539,568,149        539,568,149
                                              =============  =================  ===================  =================

         A  roll   forward  of  fair  value   measurements   using   significant
         unobservable inputs (Level 3) for the nine months ended December 31, 2009, was as follows:

            Beginning                         Total        Total       Transfers        Ending
             Balance       Net Purchases    Realized     Change in     in/out of        Balance
         March 31, 2009      and Sales        Gain       Unrealized     Level 3    December 31, 2009
             91,241,879     (17,680,918)   (2,173,322)   (1,401,047)          -          69,986,592

             11,588,192      17,930,106       122,266     1,536,718           -          31,177,282

            253,673,730     (18,206,831)    9,522,009    67,286,510           -         312,275,418

            130,143,879     (21,710,726)   21,555,429    (3,859,725)          -         126,128,857
         ---------------  --------------  ------------  -------------  ---------  ------------------
            486,647,680     (39,668,369)   29,026,382    63,562,456           -         539,568,149
         ===============  ==============  ============  =============  =========  ==================

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Multi-Adviser Hedge Fund
              Portfolios LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       February 22, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       February 22, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       February 18, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.